Summary of Significant Accounting Policies - Trade Accounts Receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Summary of Significant Accounting Policies
Allowance for doubtful accounts	$ 0	$ 0